Financial Instruments - Foreign exchange risk management (Details) - Foreign exchange risk - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Derivatives - cash flow hedging instruments
Financial instruments
Notional amount	€ 134,637	€ 115,263
Derivatives - not designated as hedging instruments
Financial instruments
Notional amount	€ 1,537,416	€ 626,585